Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of investments accounted for using equity method [text block] [Abstract]
Share based compensation non vested unrecognized cost (in Dollars)	$ 5,657
Option vesting period.	4 years
Weighted average grant-date fair value	$ 4.07	$ 11.01